Skadden, Arps, Slate, Meagher & Flom llp
155 NORTH WACKER DRIVE
CHICAGO, ILLINOIS  60606-1720
________

TEL: (312) 407-0700
FAX: (312) 407-0411
www.skadden.com

                                           September 15, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Claymore Dividend & Income Fund
(File No. 811-21455) Preliminary Proxy Statement

Ladies and Gentlemen:

Claymore Dividend & Income Fund (the “Fund”) hereby files via EDGAR a Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”) in connection with the annual meeting of shareholders of the Fund.  The Proxy Statement is filed pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, and the General Rules and Regulations of the Securities and Exchange Commission promulgated thereunder.

Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (312) 407-0570 or Kevin Hardy at (312) 407-0641.

Very truly yours,

/s/ Thomas A. Hale

Thomas A. Hale